Redeemable Convertible Preferred Shares - Series D Convertible Redeemable Preferred Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	2 Months Ended	0 Months Ended
	Jan. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 24, 2014	Apr. 30, 2014	Feb. 06, 2014	Mar. 05, 2014	Mar. 31, 2014	Mar. 01, 2014
Conversion of Stock [Line Items]
Total consideration from issuance of Series D preferred shares and warrants	$ 37,500
Loss on exchange of warrants		405
Retained earnings		574	7,037
Date of completion of IPO		Jun. 24, 2014
Fair value of warrants		(8,054)	(1,531)	710
Fair value of gain recognized in other income		2,922
Minimum [Member]
Conversion of Stock [Line Items]
Volatility rate		55.36%
Maximum [Member]
Conversion of Stock [Line Items]
Volatility rate		59.91%
Series D Preferred Stock [Member]
Conversion of Stock [Line Items]
Warrants to purchase preferred shares							1,952,663			266,272
Warrants to purchase preferred per shares							3.38			$ 3.38
Conversion, description		Upon issuance of Series E preferred shares in March and April 2014, the Company adjusted the Series D conversion price from USD3.5 to USD2.86 per share for 6,771,454 Series D preferred shares held by the Series D Investor.
Converted into common share						8,391,850
Fair value of warrants		2,414
Initial conversion price						$ 3.5
Adjusted conversion price						$ 2.86
Preferred shares outstanding						6,771,454
Contingent beneficial conversion feature						0
Remaining shares held by investor									3,808,943
Beneficial conversion feature for preferred shares anti-diluted		4,008
Number of shares redeemed under rights		6,771,454
Retained earnings		279
Exercise price of warrants					$ 0
Series D Preferred Stock [Member] | Initial Public Offering [Member]
Conversion of Stock [Line Items]
Converted into common share		10,581,726
Initial conversion price					$ 2.86
Adjusted conversion price					$ 2.27
Preferred shares outstanding		6,771,454
Series D Preferred Stock [Member] | Minimum [Member]
Conversion of Stock [Line Items]
Volatility rate		38.39%
Series D Preferred Stock [Member] | Maximum [Member]
Conversion of Stock [Line Items]
Volatility rate		43.40%
Series D Warrants [Member]
Conversion of Stock [Line Items]
Warrants, exercisable period description		The holder of Series D warrants had the right to exercise the warrants at the earlier of (i) 24 months from date of Initial Closing or (ii) automatically exercised immediately prior to the closing of the following transactions (a) mergers or consolidation of the Company, b) initial public offering, c) transaction in which in excess of 50% of the Company's equity is transferred to any person, d) sale, transfer, lease, assignment conveyance, exchange, mortgage, or other disposition of all or substantially all of the assets of the Company.
Initial fair value of warrants		3,007
Fair value of warrants			2,186
Fair value of (loss)/gain of warrants			1,531	710
Volatility rate			30.33%				0.00%
Series E Preferred Shares [Member]
Conversion of Stock [Line Items]
Warrants to purchase preferred shares								3,406,824
Warrants to purchase preferred per shares								2.82
Converted into common share		129,166,667
Initial fair value of warrants		2,819
Initial conversion price					$ 2.82
Adjusted conversion price					$ 2.4
Remaining shares held by investor					110,014,440
Fair value of warrants					6,381
Series E Warrants [Member]
Conversion of Stock [Line Items]
Initial fair value of warrants		6,477
Fair value of warrants
Series E Warrants [Member] | Minimum [Member]
Conversion of Stock [Line Items]
Volatility rate								38.39%
Series E Warrants [Member] | Maximum [Member]
Conversion of Stock [Line Items]
Volatility rate								38.81%
Convertible Redeemable Preferred Shares [Member] | Series D Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred stock, issued	10,580,397
Preferred stock, price per share	$ 3.544
Warrants to purchase preferred shares	2,218,935
Warrants to purchase preferred per shares	$ 3.38
Number of shares issued from existing shareholders to third-party investors	5,036,367
Conversion, description		Each share of the Series D preferred shares was convertible at the option of the holder, at any time after the issuance of such shares, and each share can be converted into one common share of the Company.
Converted into common share		1
Preferred shares, redemption rights		The Series D preferred shares were redeemable at any time after the 4th anniversary of the initial closing of February 6, 2012 to request the Company to purchase all Series D preferred shares and shares issuable upon the conversion or exercise of the Series D warrants if an initial public offering is not consummated. This redemption right expires after the 5th anniversary of the initial closing of the transaction. The redemption price shall be equal to the aggregate amount of price paid at USD3.544, plus all declared but unpaid dividends up to the date of redemption plus interest of 8% per annum compounded annually from the closing of the Series D preferred shares investment(“Initial Closing”) up to and including the date of redemption.
Preferred shares redemption price per share, minimum		$ 3.544
Compound interest rate per annum on unpaid dividends		8.00%
Preferred shares, carrying value		32,481
Capitalized expense		$ 2,012
Convertible Redeemable Preferred Shares [Member] | Series E Preferred Shares [Member]
Conversion of Stock [Line Items]
Converted into common share		1
Convertible Redeemable Preferred Shares [Member] | Series E Warrants [Member]
Conversion of Stock [Line Items]
Volatility rate								38.81%